Issued Capital (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Capital Issued

(in thousands)	Note	June 30 2020	December 31 2019

Issued capital
Share capital issued and outstanding: 448,946,246 common shares (December 31, 2019: 447,771,433 common shares)	19.1	$3,626,211	$3,599,203

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2019 to June 30, 2020 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2019	444,336,361
Share purchase options exercised 1	752,170	Cdn$26.55
Restricted share units released 1	130,730	$0.00
At March 31, 2019	445,219,261
Share purchase options exercised 1	283,620	Cdn$26.09
Restricted share units released 1	185	Cdn$0.00
Dividend reinvestment plan 2	762,422	US$21.89
At June 30, 2019	446,265,488
Restricted share units released 1	2,755	US$0.00
Share purchase options exercised 1	1,003,945	Cdn$25.14
Dividend reinvestment plan 2	499,245	US$28.00
At December 31, 2019	447,771,433
Share purchase options exercised 1	374,235	Cdn$24.83
Restricted share units released 1	124,910	$0.00
At March 31, 2020	448,270,578
Share purchase options exercised 1	486,720	Cdn$26.25
Restricted share units released 1	3,495	$0.00
Dividend reinvestment plan 2	185,453	US$23.81

At June 30, 2020	448,946,246

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%

Schedule of Dividends Declared

	Three Months Ended June 30		Six Months Ended June 30
(in thousands, except per share amounts)	2020	2019	2020	2019
Dividends declared per share	$0.10	$0.09	$0.20	$0.18
Average number of shares eligible for dividend	448,616	445,928	448,381	445,597

Total dividends paid	$44,862	$40,133	$89,676	$80,207

Paid as follows:
Cash	$40,446	$31,950	$83,002	$63,515

DRIP 1	4,416	8,183	6,674	16,692

Total dividends paid	$44,862	$40,133	$89,676	$80,207

Shares issued under the DRIP	107	378	185	762

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at June 30, 2020, cumulative dividends of $1,168 million have been declared and paid by the Company.